Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 property	Dec. 31, 2013 property	Dec. 31, 2012 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	30	14	6
Properties held for sale obtained in settlement of accounts receivable	$ 7,122,155	$ 6,678,302	$ 970,625
Number of properties transferred for settlement of customer deposit	0	36	0
Properties held for sale transferred in settlement of customer deposit	0	9,928,558	0
Gain (loss) from sale of properties held for sale	0	118,559	45,936
Carrying amount of properties held for sale	34,841,895	15,304,927
Properties held for sale transferred to property and equipment	0	0	1,281,008
Number of properties acquired		237
Advance payment for properties to be held for sale	$ 51,983,436	$ 60,076,026
Commercial properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	5
Number of properties held for sale	5
Number of properties title transfer in process	55	52
Car parking space properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	5	5
Number of properties held for sale	9	5
Number of properties title transfer in process		5
Residential properties
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	20
Number of properties held for sale	147	44
Number of properties transferred to held for sale	101
Number of properties title transfer in process	113	140